Borrowings - Bonds (Details)	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Bonds | LIBOR - 90 Day
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.00%	3.50%	3.50%	3.00%